Other Income	12 Months Ended
Dec. 31, 2020
Other Other Income [Abstract]
Other Income

Note 17 - Other Income

During 2018, the Company acquired Taoz's holdings in TyrNovo. As part of the agreement with Taoz, it waived the rights described in Note 5A(3), and the Company recorded an amount of USD 894 thousand under Other Income, see also Note 5A.